As filed with the U.S. Securities and Exchange Commission on May 9, 2024

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23785

VOLATILITY SHARES TRUST
(Exact name of registrant as specified in charter)

2000 PGA Blvd

Suite 4440

Palm Beach Gardens, Florida 33408
(Address of principal executive offices) (Zip code)

Corporation Service Company

251 Little Falls Drive

Wilmington, New Castle County, Delaware 19808
(Name and address of agent for service)

(866) 261-0273

Registrant's telephone number, including area code

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Item 1. Reports to Stockholders.

VOLATILITY SHARES TRUST

ANNUAL REPORT

February 29, 2024

2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408

www.volatilityshares.com

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)

2x Bitcoin Strategy ETF (Consolidated)

You can find a Fund’s prospectus, reports to shareholders, and other information about the Fund online at www.volatilityshares.com/zivb or www.volatilityshares.com/bitx. You can also get this information at no cost by calling (866) 261-0273 or by sending an email request to contact@volatilityshares.com.

i

Management Discussion of Fund Performance

2x Bitcoin Strategy ETF

The 2x Bitcoin Strategy ETF (the “Fund”) seeks daily investment results, before fees and expense, that correspond to two times (2x) the return of the S&P CME Bitcoin Futures Daily Roll Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s stated multiple (2x) times the return of the Index for the same period.

The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing its assets in cash-settled bitcoin futures contracts. The Fund does not invest directly in bitcoin.

From the inception of the Fund through the period ending February 29, 2024 (the “reporting period”), the Fund increased 192.66%, while the Index increased 90.03%.

The primary factors affecting the Fund’s performance were the return of spot bitcoin, which is the reference asset for the bitcoin futures held by the Fund, and in turn, the factors and market conditions affecting bitcoin and bitcoin futures, combined with the volatility of bitcoin and bitcoin futures and the compounded impact over time of repositioning the Fund daily to 200% investment exposure. Other significant factors affecting performance included the cost associated with the replacement of futures contracts as they approach maturity (often referred to as “rolling”), as well as fund fees, expenses and transaction costs.

2x Bitcoin Strategy ETF
6/27/2023 - 2/29/2024 (Unaudited)

$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
$29,266
$19,003
6/27/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
2x Bitcoin Strategy ETF (BITX) - NAV
S&P CME Bitcoin Futures Daily Roll Index (Excess Return)

Cumulative Total Returns as of 2/29/24	6 Months	Since Inception*
2x Bitcoin Strategy ETF (BITX) – NAV
Net Assets Value	331.24%	192.66%
Market Value	331.81%	192.67%
S&P CME Bitcoin Futures Daily Roll Index (Excess Return)	125.86%	90.03%

____________

*        2x Bitcoin Strategy ETF commenced operations 6/27/2023.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.volatilityshares.com.

As stated in the current prospectus, the expense ratio is 1.85%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the CBOE BZX Exchange, Inc. (the “Exchange”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

-1x Short VIX Mid-Term Futures Strategy ETF

-1x Short VIX Mid-Term Futures Strategy ETF (the “Fund”) seeks daily investment results, before fees and expenses, that correspond to 1x the return of the S&P 500 VIX Mid-Term Futures Inverse Daily Index (the “Index”) for a single day, not for any other period. A “single day” is measured from the time the Fund calculates its net asset value (“NAV”) to the time of the Fund’s next NAV calculation. The return of the Fund for periods longer than a single day will be the result of its return for each day compounded over the period. The Fund’s returns for periods longer than a single day will very likely differ in amount, and possibly even direction, from the Fund’s multiple (1x) times the return of the Index for the same period. The Index is designed to measure the daily performance of the inverse of the S&P 500 VIX Mid-Term Futures Index (the “Underlying Index”), and therefore is considered to be an “inverse index.” Because the Fund seeks investment results that correspond to the daily performance of the Index, the Fund is subject to the risks of following an inverse investment strategy.

The Fund is an actively-managed exchange-traded fund that seeks to achieve its investment objective by investing its assets in futures contracts based on the CBOE Volatility Index (the “VIX”) that comprise the Index.

From the inception of the Fund through the period ending February 29, 2024 (the “reporting period”), the Fund increased 63.14%, while the Index increased 61.25%.

The primary factors affecting the Fund’s performance was the daily return of VIX futures, and in turn, the factors and market conditions affecting VIX futures, combined with the compounded impact over time of repositioning the Fund daily to -100% investment exposure. Other significant factors affecting performance included the cost associated with the replacement of futures contracts as they approach maturity (often referred to as “rolling”), as well as fund fees, expenses and transaction costs.

The S&P 500 VIX Mid-Term Futures Index Excess Return is an excess return index designed to express the performance of a theoretical portfolio of long positions in fourth-, fifth-, sixth- and seventh-month VIX Futures Contracts that are rolled daily. The theoretical portfolio consists of the shortest term and longest term VIX Futures Contracts that are rolled daily so that the shortest month VIX Futures Contract is rolled to the fourth longest month VIX Futures Contracts in equal daily fractional amounts. This theoretical portfolio rolling seeks to maintain a constant weighted average time to maturity of approximately five months.

The S&P CME Bitcoin Futures Daily Roll Index. The Index is an excess return index designed to measure the return from a rolling long position in the two nearest maturing Bitcoin futures contracts (Symbol: BTC) trading on CME. The Index is calculated and maintained by S&P Dow Jones Indices.

-1x Short VIX Mid-Term Futures Strategy ETF
4/19/2023 - 2/29/2024 (Unaudited)

$20,000
$15,000
$10,000
$5,000
$16,314
$16,125
4/19/2023
4/30/2023
5/31/2023
6/30/2023
7/31/2023
8/31/2023
9/30/2023
10/31/2023
11/30/2023
12/31/2023
1/31/2024
2/29/2024
-1x Short VIX Mid-Term Futures Strategy ETF (ZIVB) - NAV
S&P 500 VIX Mid Term Futures Inverse Daily Index (Excess Return)

Cumulative Total Returns as of 2/29/24	6 Months	Since Inception*
-1x Short VIX Mid-Term Futures Strategy ETF (ZIVB) – NAV
Net Assets Value	20.05%	63.14%
Market Value	20.11%	63.19%
S&P 500 VIX Mid Term Futures Inverse Daily Index (Excess Return)	19.61%	61.25%

____________

*        -1x Short VIX Mid-Term Futures Strategy ETF commenced operations 4/19/2023.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month end, please visit www.volatilityshares.com.

As stated in the current prospectus, the expense ratio is 1.35%. Please refer to the Financial Highlights herein for the most recent expense ratio information.

NAV returns are based on the dollar value of a single share of the Fund, calculated by taking the Fund’s total assets (including the market value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV return is based on the NAV of the Fund, and the Market value return is based on the market price per share of the Fund. The NAV is typically calculated at 4:00 p.m. Eastern Time on each business day the CBOE BZX Exchange, Inc. (the “Exchange”) is open for trading. Market value returns are based on the closing price at 4:00 p.m. Eastern time on the Exchange. Market value performance does not represent the returns you would receive if you traded shares at other times. Market value and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV.

The returns in the graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Index returns reflect the reinvestment of dividends but do not reflect any management fees, transaction costs, taxes, or other expenses that would be incurred by the Fund or brokerage commissions on transactions in Fund shares. Such fees, expenses and taxes reduce Fund returns. One cannot invest directly in an index.

Expense Example

February 29, 2024 (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, for purchasing and selling shares and exchange fees; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on initial investments of $1,000 invested at the beginning of the period and held the entire period (September 1, 2023 to February 29, 2024), respectively.

Actual expenses

The first line under each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period September 1, 2023 to February 29, 2024 to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing Fund costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Example

February 29, 2024 (Unaudited)

	Expense Ratio	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	Annualized	September 1, 2023	February 29, 2024	September 1, 2023 – February 29, 2024*
-1x Short VIX Mid-Term Futures Strategy ETF
Based on Actual Fund Return	1.35%	$1,000.00	$1,200.50	$7.39
Based on Hypothetical 5% Return	1.35%	1,000.00	1,018.15	6.77
2x Bitcoin Strategy ETF
Based on Actual Fund Return	1.85%	1,000.00	4,312.40	24.44
Based on Hypothetical 5% Return	1.85%	1,000.00	1,015.66	9.27

____________

*        Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days, respectively, (the number of days in the period from September 1, 2023, to February 29, 2024), then divided by 366.

Allocation of Portfolio Holdings (Consolidated)

February 29, 2024

	Cash*	Futures	Money Market
-1x Short VIX Mid-Term Futures Strategy ETF	17.5%	2.5%	80.0%
2x Bitcoin Strategy ETF	12.3%	11.7%	76.0%

____________

*        Cash, cash equivalents and other assets less liabilities.

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)

Schedule of Investments

February 29, 2024

Shares		Fair Value
SHORT TERM INVESTMENT – 80.0%
Money Market Fund – 80.0%
3,926,077	First American Government Obligations Fund, 5.229%(a)	$3,926,077
	TOTAL SHORT TERM INVESTMENT (Cost $3,926,077)	3,926,077

	TOTAL INVESTMENTS (Cost $3,926,077) 80.0%	3,926,077
	Other Assets in Excess of Liabilities – 20.0%(b)	979,444
	TOTAL NET ASSETS – 100.0%	$4,905,521

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

____________

(a)      Represents annualized seven-day yield at February 29, 2024.

(b)      $934,588 of cash is pledged as collateral for futures contracts.

See accompanying notes to financial statements.

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)
Short Futures Contracts
February 29, 2024

Contracts		Unrealized Appreciation/ (Depreciation)
(52)	CBOE VIX Futures	$38,503
	Expiring June 2024 (Underlying Face Amount at Market Value $842,218)
(96)	CBOE VIX Futures	61,331
	Expiring July 2024 (Underlying Face Amount at Market Value $1,612,800)
(96)	CBOE VIX Futures	14,231
	Expiring August 2024 (Underlying Face Amount at Market Value $1,651,046)
(44)	CBOE VIX Futures	8,828
	Expiring September 2024 (Underlying Face Amount at Market Value $778,554)
		$122,893

All futures contracts held by -1x Short VIX Cayman. See Note 1.

See accompanying notes to financial statements.

2x Bitcoin Strategy ETF (Consolidated)
Schedule of Investments
February 29, 2024

Shares		Fair Value
SHORT TERM INVESTMENT – 76.0%
Money Market Fund – 76.0%
419,970,691	First American Government Obligations Fund, 5.229%(a)	$419,970,691
	TOTAL SHORT TERM INVESTMENT (Cost $419,970,691)	419,970,691

	TOTAL INVESTMENTS (Cost $419,970,691) 76.0%	419,970,691
	Other Assets in Excess of Liabilities – 24.0%(b)	132,260,739
	TOTAL NET ASSETS – 100.0%	$552,231,430

Percentages are stated as a percent of net assets.

The geographic location of all investments is United States unless otherwise indicated.

____________

(a)      Represents annualized seven-day yield at February 29, 2024.

(b)      $99,475,727 of cash is pledged as collateral for futures contracts.

See accompanying notes to financial statements.

2x Bitcoin Strategy ETF (Consolidated)
Long Futures Contracts
February 29, 2024

Contracts		Unrealized Appreciation/ (Depreciation)
2,632	CME Bitcoin Futures	$52,751,461
	Expiring March 2024 (Underlying Face Amount at Market Value $825,921,600)
877	CME Bitcoin Futures	11,989,514
	Expiring April 2024 (Underlying Face Amount at Market Value $277,943,225)
		$64,740,975

All futures contracts held by 2x Bitcoin Strategy ETF Cayman Ltd. See Note 1.

See accompanying notes to financial statements.

Volatility Shares Trust

Statements of Assets and Liabilities

February 29, 2024

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	2x Bitcoin Strategy ETF (Consolidated)
	February 29, 2024	February 29, 2024
ASSETS
Investments in securities, at value*	$3,926,077	$419,970,691
Interest receivable	10,875	534,525
Receivable for shares sold	—	18,876,656
Deposit at Broker for Futures	934,588	99,475,727
Variation margin receivable	39,113	13,839,671
Other receivable	—	1,887
Total Assets	$4,910,653	$552,699,157

LIABILITIES
Payables
Payable to Management	$5,132	$467,727
Total Liabilities	5,132	467,727
NET ASSETS	$4,905,521	$552,231,430

NET ASSETS CONSIST OF:
Paid-in capital	$4,027,913	$274,220,636
Total distributable earnings (accumulated deficit)	877,608	278,010,794
Net Assets	$4,905,521	$552,231,430

Net Asset Value (unlimited shares authorized):
Class I (unlimited shares authorized):
Net Assets	$4,905,521	$552,231,430
Shares Outstanding^	210,000	12,580,000
Net Asset Value, Offering and Redemption Price per Share	$23.36	$43.90
Market Value per Share (Note 2)	$23.36	$43.90

*Investments in securities, at cost	3,926,077	419,970,691
^No Par Value

See accompanying notes to financial statements.

Volatility Shares Trust

Statements of Operations

For the Period Ended February 29, 2024

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)(1)	2x Bitcoin Strategy ETF (Consolidated)(2)
INVESTMENT INCOME
Income:
Interest income	$102,073	$1,399,910
Total Income	102,073	1,399,910

Expenses:
Management fees	52,116	1,336,221
Total Expenses	52,116	1,336,221
Net Investment income	49,957	63,689

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS

Net realized gain (loss) on:
Futures	925,801	213,206,130
Net change in unrealized appreciation (depreciation) of:
Futures	122,893	64,740,975
Net realized and unrealized gain (loss) on investments and futures contracts	1,048,694	277,947,105
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,098,651	$278,010,794

____________

(1)      Represents the period from April 19, 2023 (commencement of operations) to February 29, 2024.

(2)      Represents the period from June 27, 2023 (commencement of operations) to February 29, 2024.

See accompanying notes to financial statements.

Volatility Shares Trust

Statement of Changes in Net Assets

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	2x Bitcoin Strategy ETF (Consolidated)
	For the Period April 19, 2023(1) through February 29, 2024	For the Period June 27, 2023(1) through February 29, 2024
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
Net investment income	$49,957	$63,689
Net realized gain (loss) on investments and futures contracts	925,801	213,206,130
Net change in unrealized appreciation (depreciation) of investments and futures contracts	122,893	64,740,975
Net increase in net assets resulting from operations	1,098,651	278,010,794

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders	(221,043)	—
Total distributions to shareholders	(221,043)	—

CAPITAL SHARE TRANSACTIONS
Shares sold	14,196,501	313,090,150
Shares redeemed	(10,175,900)	(38,904,714)
Transaction fees (Note 4)	7,312	35,200
Net increase (decrease) in net assets from capital share transactions	4,027,913	274,220,636
Total increase in net assets	4,905,521	552,231,430

NET ASSETS
Beginning of Period	—	—
End of Period	$4,905,521	$552,231,430

CHANGES IN SHARES OUTSTANDING
Shares Sold	750,000	15,110,000
Shares issued in reinvestments of dividends and distributions	—	—
Shares redeemed	(540,000)	(2,530,000)
Net increase (decrease) in shares outstanding	210,000	12,580,000

____________

(1)      Commencement of Operations.

See accompanying notes to financial statements.

Volatility Shares Trust

Financial Highlights

Selected data is for the shares outstanding throughout the Period Ended February 29, 2024.

	-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	2x Bitcoin Strategy ETF (Consolidated)
	For the Period April 19, 2023* through February 29, 2024	For the Period June 27, 2023* through February 29, 2024
Net Asset Value, Beginning of Period	$15.00	$15.00
Net investment income(1)	0.23	0.01
Net Realized and Unrealized Gain (Loss) on Investments and Futures Contracts(2)	9.22	28.89
Net Increase in Net Asset Value Resulting from Operations	9.45	28.90
Distributions from Income	(1.09)	(0.00)
Net Asset Value, End of Period	$23.36	$43.90
Market Value Per Share, at February 29, 2024(3)	$23.36	$43.90
Total Return at Net Asset Value(4)	63.14%	192.66%
Total Return at Market Value(4)	63.19%	192.67%

Ratios to Average Net Assets:(5)
Expense ratio	1.35%	1.85%
Net investment income	1.29%	0.09%

Portfolio Turnover Rate(4)	0%	0%

____________

*        Commencement of Operations.

(1)      Net investment income per share represents net investment income divided by the daily average shares of beneficial interest outstanding during the period.

(2)      Due to timing of capital share transactions, per share amounts may not compare with amounts appearing elsewhere within these Financial Statements.

(3)      Market values are determined at the close of the applicable primary listing exchange, which may be later than when the Funds’ net asset value is calculated.

(4)      Percentages are not annualized for the period ended February 29, 2024.

(5)      Percentages are annualized.

See accompanying notes to financial statements.

Notes to the Financial Statements

February 29, 2024

1. ORGANIZATION

The Volatility Shares ETF Trust (the “Trust”) is a Delaware statutory trust formed on August 20, 2021 and is registered with the Securities and Exchange Commission (“SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust is a registered investment company that has two separate series (each, a “Fund” and together the “Funds:

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)

2x Bitcoin Strategy ETF (Consolidated)

The Trust has evaluated the structure, objective and activities of the Funds and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance as set forth in the Accounting Standards Codifications (“ASC”) 946, Financial Services-Investment Companies.

Volatility Shares LLC, (“Volatility”) a Delaware limited liability company, serves as the Trust’s adviser pursuant to an investment management agreement (the “Investment Advisory Agreement”) and is registered with the U.S. Securities and Exchange Commission. The Adviser was formed for the purpose of sponsoring volatility-linked exchange-traded funds.

The -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) or (“ZIVB”) is an actively managed exchange-traded fund (“ETF”) that seeks daily investment results, before fees and expenses, that correspond to 1x the return of the S&P 500 VIX Mid-Term Futures Inverse Daily Index (the “ZIVB Index”) for a single day, not for any other period. ZIVB seeks to achieve its investment objective by investing its assets in futures contracts based on the Chicago Board Options Exchange, Incorporated (“CBOE”) Volatility Index (the “VIX”) (“VIX Futures Contracts”), that comprise the ZIVB Index and other “Financial Instruments” (as defined below). The Fund will invest in VIX Futures Contracts via a wholly owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Under normal market conditions, the Subsidiary’s portfolio will comprise short positions on fourth-, fifth-, sixth- and seventh month VIX Futures Contracts that comprise the Index.

The 2x Bitcoin Strategy ETF (Consolidated) or (“BITX”) is an actively managed ETF that seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the S&P CME Bitcoin Futures Daily Roll Index (the “BITX Index”) for a single day, not for any other period. BITX seeks to achieve its investment objective by investing its assets principally in cash settled bitcoin futures contracts that trade only on an exchange registered with the Commodity Futures Trading Commission, which currently is the Chicago Mercantile Exchange (“CME”) (“Bitcoin Futures Contracts”), and cash, cash-like instruments or high-quality securities that serve as collateral to the Fund’s investments in Bitcoin Futures Contracts (“Collateral Investments”). The Fund also may invest in reverse repurchase agreement transactions and shares of other investment companies registered under the Investment Company Act of 1940 (“Other Investment Companies”). The Fund does not invest directly in bitcoin. Instead, the Fund seeks to benefit from increases in the price of Bitcoin Futures Contracts for a single day.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

a) Investment Valuation — The Net Asset Value (“NAV”) per share of each Fund is determined daily, as of the close of regular trading on the NYSE Arca (normally at 4:00 p.m. Eastern time (“Valuation Time”)), each day the NYSE is open for business. A security listed or traded on an exchange, domestic or foreign, is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. Securities primarily traded on the NASDAQR Global Market (“NASDAQ”) for which market quotations are readily available are valued using the NASDAQR Official Closing Price (“NOCP”) provided by NASDAQ each business day. Over the counter (“OTC”) securities held by a Fund are valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of a Fund that are listed on national exchanges are valued at the last sales price of such securities

Notes to the Financial Statements

February 29, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

or if no sales price is reported, the mean of the last bid and asked price is used. Swap contracts are valued using the closing price of the underlying reference entity or the closing value of the underlying reference index. The Funds valued their investments in money market funds based on their daily net asset values. If the settlement price established by the exchange reflects trading after the Valuation Time, then the last sales price prior to Valuation Time will be used. Securities and swap contracts are fair valued as determined by the Volatility under the supervision of the Board of Trustees (the “Board”) in the following scenarios: a) reliable market quotations are not readily available; b) the Funds’ pricing service does not provide a valuation for such securities; c) the Funds’ pricing service provides a valuation that in the judgment of the Volatility does not represent fair value; or d) the Fund or Volatility believes the market price is stale.

Short-term investments are valued at amortized cost which approximates fair value for daily NAV purposes. For financial reporting purposes, short-term investments are valued at their market price using information provided by a third-party pricing service or market quotations. In each of these situations, valuations are typically categorized as Level I in the fair value hierarchy.

The Funds’ investments will be valued daily at market value or, in the absence of market value with respect to any investment, at fair value in accordance with valuation procedures adopted by the Board and in accordance with the 1940 Act. Market value prices represent last sale or official closing prices from a national or foreign exchange (i.e., a regulated market) and are primarily obtained from third-party pricing services.

Futures contracts shall be valued by using readily available market quotations provided by a Pricing Service. Futures contracts are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then futures contracts shall be valued at the last traded price. Options traded on an exchange are generally valued at the last reported settlement price on the exchange or OTC market on which they principally trade. If the settlement price is not available, then options shall be valued at the mean price. Derivatives valued in Foreign currencies shall be translated to U.S. dollars using current exchange rates provided by a Pricing Service. Prices for other derivatives for which no exchange price is available will be provided by a Pricing Service, a Valuation Vendor or a broker quote.

In certain circumstances (e.g., if the Sponsor believes market quotations do not accurately reflect the fair value of a Fund’s investment, or a trading halt closes an exchange or market early), the Sponsor may, in its sole discretion, choose to determine a fair value price as the basis for determining the market value of such investment for such day. Such fair value prices would generally be determined based on available inputs about the current value of the underlying VIX futures contract and would be based on principles that the Sponsor deems fair and equitable.

The Funds may use a variety of money market instruments. Money market instruments generally will be valued using market prices or at amortized cost.

Fair value pricing may require subjective determinations about the value of an investment. While the Funds’ policies are intended to result in a calculation of its respective Fund’s NAV that fairly reflects investment values as of the time of pricing, such Fund cannot ensure that fair values determined by the Sponsor or persons acting at their direction would accurately reflect the price that a Fund could obtain for an investment if it were to dispose of that investment as of the time of pricing (for instance, in a forced or distressed sale). The prices used by such Fund may differ from the value that would be realized if the investments were sold, and the differences could be material to the financial statements.

b) Futures Contracts — Each Fund may purchase and sell futures contracts. A Fund may use futures contracts to gain exposure to, or hedge against, changes in the values of commodities, equities, interest rates or foreign currencies. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As collateral for futures contracts, the Fund is required under the 1940 Act to maintain

Notes to the Financial Statements

February 29, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The Funds were invested in futures contracts as of the period ended February 29, 2024.

c) Risks of Futures Contracts, Options on Futures Contracts and Short Positions — The risks inherent in the use of options, futures contracts, options on futures contracts and short positions include 1) adverse changes in the fair value of such instruments; 2) imperfect correlation between the price of options and futures contracts and options thereon and movements in the price of the underlying securities, index or futures contracts; 3) the possible absence of a liquid secondary market for any particular instrument at any time; 4) the possible need to defer closing out certain positions to avoid adverse tax consequences; and 5) the possible non-performance by the counterparty under the terms of the contract. The Funds designate cash, cash equivalents and liquid securities as collateral for written options, futures contracts, options on futures contracts and short positions. The Funds were not invested in any type of options during the period ended February 29, 2024.

d) Risks of Investing in Foreign Securities — Investments in foreign securities involve greater risks than investing in domestic securities. As a result, the Funds’ returns and net asset values may be affected to a large degree by fluctuations in currency exchange rates, political, diplomatic, or economic conditions and regulatory requirements in other countries. The laws, accounting and financial reporting standards in foreign countries may require less disclosure than required in the U.S., and therefore there may be less public information available about foreign companies. Investments in foreign emerging markets present a greater risk than investing in foreign issuers in general. The risk of political or social upheaval is greater in emerging markets. In addition, there may be risks of an economy’s dependence on revenues from particular commodities, currency transfer restrictions, a limited number of potential buyers for such securities and delays and disruption in securities settlement procedures.

e) Foreign Currency Translation — The accounting records of the Funds are maintained in U.S. dollars. The fair value of foreign securities, currency holdings, and other assets and liabilities is recorded in the books and records of the Funds after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when earned or incurred. The Funds do not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net realized exchange gains or losses on disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

f) Basis for Consolidation — The -1x Short VIX Mid-Term Futures ETF Cayman Ltd and 2x Bitcoin Strategy ETF Cayman Ltd., which is organized under the laws of the Cayman Islands, are wholly owned, and controlled by the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) and the 2x Bitcoin Strategy ETF (Consolidated). The -1x Short VIX Mid Term Futures ETF Cayman Ltd and 2x Bitcoin Strategy ETF Cayman Ltd., acts as an investment vehicle to facilitate entering into certain investments for the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) and the 2x Bitcoin Strategy ETF (Consolidated) consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information and within the limitation of the U.S. federal tax requirements applicable to regulated investment companies. As of February 29, 2024, the net assets of the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) and the 2x Bitcoin Strategy ETF (Consolidated) were $4,905,521 and $552,231,430 of which $975,095 and $113,573,858, or approximately 20% and 21%, respectively, represented the -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) and the 2x Bitcoin Strategy ETF

Notes to the Financial Statements

February 29, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

(Consolidated) ownership of all issued shares and voting rights of the -1x Short VIX Mid Term Futures ETF Cayman Ltd and 2x Bitcoin Strategy ETF Cayman Ltd. All intercompany balances, revenues and expenses have been eliminated in consolidation.

g) Risks of Investing Commodity-Linked Derivatives — The -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) and the 2x Bitcoin Strategy ETF (Consolidated), through its investment in its respective subsidiary, may hold commodity-linked derivatives. Commodity-linked derivatives provide exposure, which may include long and/or short exposure, to the investment returns of physical commodities that trade in the commodities markets without investing directly in physical commodities. The value of a commodity-linked derivative investment typically is based upon the price movements of a physical commodity (such as heating oil, precious metals, livestock, or agricultural products), a commodity futures contract or commodity index, or some other readily measurable economic variable. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, volatility of the underlying benchmark, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political, and regulatory developments. The value of commodity-linked derivatives will rise or fall in response to changes in the underlying commodity or related index. Investments in commodity-linked derivatives may be subject to greater volatility than non-derivative based investments. A highly liquid secondary market may not exist for certain commodity-linked derivatives, and there can be no assurance that one will develop. The -1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) and the 2x Bitcoin Strategy ETF (Consolidated) held commodity-linked derivatives during the period ended February 29, 2024.

h) Security Transactions — Investment transactions are recorded on the trade date. The Funds determine the gain or loss realized from investment transactions by comparing the identified cost, which is the same basis used for U.S. Federal income tax purposes, with the net sales proceeds.

Investment transactions are recorded on the trade date. All such transactions are recorded on the identified cost basis and marked to market daily. Unrealized appreciation (depreciation) on open contracts is reflected in the Statements of Financial Condition and changes in the unrealized appreciation (depreciation) between periods are reflected in the Statements of Operations.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount, and is reflected as Interest Income in the Statement of Operations.

i) Federal Income Taxes — Each Fund intends to make the requisite distributions of income and capital gains to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company. Therefore, no provision for U.S. Federal income tax has been made by the Funds. The Funds may be subject to a nondeductible 4% U.S. excise tax calculated as a percentage of certain undistributed amounts of net investment income and net capital gains. No Funds paid this excise tax during the period ended February 29, 2024.

j) Income and Expenses — Interest income, including amortization of premiums and discounts, is recognized on an accrual basis. Distributions are recorded on the ex-dividend date. The Funds are charged for those expenses that are directly attributable to each series, such as advisory fees. Expenses that are not directly attributable to a series are generally allocated among the Trust’s series in proportion to their respective average daily net assets. Expenses are charged to the Funds daily. Expenses are computed based on each Fund’s respective average daily net assets. For additional discussion on expenses, refer to Note 6.

k) Distributions to Shareholders — Each Fund pays dividends from net investment income and distributes net realized capital gains, if any, at least annually. Income and capital gain distributions are determined in accordance with U.S. Federal income tax regulations, which may differ from GAAP. Certain Funds also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction. Distributions to shareholders are recorded on the ex-dividend date.

Notes to the Financial Statements

February 29, 2024

2. SIGNIFICANT ACCOUNTING POLICIES (cont.)

l) Guarantees and Indemnifications — In the ordinary course of business, the Funds enter into contracts that contain a variety of indemnification provisions pursuant to which the Funds agree to indemnify third parties upon the occurrence of specified events. The Funds’ maximum exposure relating to these indemnification agreements is unknown. However, the Funds have not had prior claims or losses in connection with these provisions and believe the risk of loss is remote.

m) Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

3. RECLASSIFICATION OF CAPTIAL ACCOUNTS

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended February 29, 2024, there were no such reclassifications on either fund.

4. INCOME TAX AND DISTRIBUTION INFORMATION

At February 29, 2024, the components of accumulated earnings (losses) on a tax basis were as follows:

	1x Short VIX Mid-Term Futures ETF	2x Bitcoin Strategy ETF
Tax cost	$3,926,077	$419,970,691

Gross unrealized appreciation	$—	$—
Gross unrealized depreciation	—	—
Net unrealized appreciation	—	—
Undistributed ordinary income	877,608	278,010,794
Undistributed long-term capital gain	—	—
Distributable earnings	877,608	278,010,794
Other accumulated losses	—	—
Total distributable earnings	$877,608	$278,010,794

To the extent the Funds realize future net capital gains, taxable distributions will be reduced by any unused capital loss carryforwards as permitted by the Internal Revenue Code. At February 29, 2024, the Funds did not have any capital loss carryforwards nor did they defer any post-October losses.

The Fund’s distributions are generally taxable. Ordinary income distributions are generally taxed at your ordinary tax rate; however, certain ordinary income distributions received from the Fund may be taxed at the capital gains tax rates. In addition, the Fund may make distributions that represent a return of capital for tax purposes and will generally not be taxable to the shareholder.

Notes to the Financial Statements

February 29, 2024

4. INCOME TAX AND DISTRIBUTION INFORMATION (cont.)

The Funds also expect to gain exposure to select indexes by investing a portion of their respective assets in wholly owned subsidiaries of the Funds. In order to qualify as a regulated investment company for purposes of federal income tax treatment under the Internal Revenue Code of 1986, each Fund will have to reduce its exposure to its Subsidiary on or around the end of each Funds’ fiscal quarter ends.

Distributions made by the Funds will generally be taxable as ordinary income, returns of capital, or capital gains. A sale of Shares may result in capital gain or loss.

Furthermore, both Funds seek to achieve their intended exposure to selected indexes by investing a portion of their net assets in their own respective subsidiary of the Fund, organized under the laws of the Cayman Islands.

The tax character of distributions paid during the period ended February 29, 2024, are presented in the following table. The tax character of distributions to shareholders made during the periods may differ from their ultimate characterization for U.S. Federal income tax purposes.

	Period Ended February 29, 2024
	Distributions Paid From:
	Ordinary Income	Long Term Capital Gains	Return of Capital
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)(1)	$221,043	$—	$—
2x Bitcoin Strategy ETF (Consolidated)(2)	—	—	—

____________

(1)      Commenced operations April 19, 2023.

(2)      Commenced operations June 27, 2023.

The Funds follow authoritative financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. Management has reviewed all open tax years and concluded that there is no effect to the Funds’ financial positions or results of operations and no tax liability was required to be recorded resulting from unrecognized tax benefits relating to uncertain income tax position taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During this period, the Funds did not incur any interest or penalties. Open tax years are those years that are open for examination by the relevant income taxing authority. As of February 29, 2024, open U.S. Federal and state income tax years include the tax year ended February 29, 2024. The Funds have no examinations in progress. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in the next twelve months.

5. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES

Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” The number of shares in a Creation Unit for each respective Fund is as follows:

Number of shares per creation Unit
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	10,000 shares
2x Bitcoin Strategy ETF (Consolidated)	10,000 shares

Creation Units of the Funds are issued and redeemed in cash and/or in-kind for securities included in the relevant underlying index. Investors such as market makers, large investors and institutions who wish to deal in Creation Units directly with a Fund must have entered into an authorized participant agreement with the principal underwriter and the transfer agent, or purchase through a dealer that has entered into such an agreement. Transactions in shares for each Fund include both cash and in-kind transactions and are disclosed in detail in the Statements of Changes in Net Assets.

Notes to the Financial Statements

February 29, 2024

5. CREATION AND REDEMPTION TRANSACTIONS AND TRANSACTION FEES (cont.)

Transaction fees are imposed to cover the costs associated with the issuance and redemption of Creation Units. There is a fixed and a variable component to the total transaction fee. A fixed transaction fee is paid to the transfer agent and is applicable to each creation or redemption transaction, regardless of the number of Creation Units purchased or redeemed. In addition, a variable transaction fee equal to a percentage of the value of each Creation Unit purchased or redeemed is applicable to each creation or redemption transaction and is paid to the Fund. Not all Funds will have a transaction fee associated with capital share activity for the year. Transaction fees received by each Fund are presented in the Capital Share Transaction section of the Statements of Changes in Net Assets.

6. INVESTMENT TRANSACTIONS

The table below presents each Fund’s investment transactions during the period ended February 29, 2024. Purchases represent the aggregate purchases of investments excluding the cost of in-kind purchases, short-term investment purchases, swaps, and futures contracts. Sales represent the aggregate sales of investments excluding proceeds from in-kind sales, short-term investments, swaps, and futures contracts. Purchases in-kind are the aggregate of all in-kind purchases and sales in-kind are the aggregate of all proceeds from in-kind sales. The transactions for each of these categories are as follows:

	Purchase	Sales	Purchase In-Kind	Sales In-Kind
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$—	$—	$—	$—
2x Bitcoin Strategy ETF (Consolidated)	—	—	—	—

There were no purchases or sales of long-term U.S. Government securities in the Funds during the period ended February 29, 2024.

7. INVESTMENT ADVISORY AND OTHER AGREEMENTS

Management Fee

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated) pays the Sponsor a management fee (the “Management Fee”), monthly in arrears, in an amount equal to 1.35% per annum of its average daily net assets. 2x Bitcoin Strategy ETF (Consolidated) pays the Sponsor a Management Fee, monthly in arrears, in an amount equal to 1.85% per annum of its average daily net assets. “Average daily net assets” is calculated by dividing the month-end net assets of each Fund by the number of calendar days in such month.

No other Management Fee is paid by the Funds. The Management Fee is paid in consideration of the Sponsor’s trading advisory services and the other services provided to the Fund that the Sponsor pays directly.

Pursuant to the Sponsor Agreement between Sponsor and the Trust, on behalf of the Funds, the Sponsor oversees and pays Penserra Capital Management LLC (“Commodity Sub-Adviser”) for its services as Commodity Sub-Adviser. The Sponsor pays the Commodity Sub-Adviser an annual percentage rate fee based on each Fund’s average daily net assets (total assets of the Fund, minus the sum of its accrued liabilities). The fee rates are 0.13% for -1x Short VIX Mid-Term Futures Strategy ETF and 0.20% for 2x Bitcoin Strategy ETF. The Funds do not directly pay the Commodity Sub-Adviser.

Non-Recurring Fees and Expenses

Each Fund pays all its non-recurring and unusual fees and expenses, if any, as determined by the Sponsor. Non-recurring and unusual fees and expenses are fees and expenses that are unexpected or unusual in nature, such as legal claims and liabilities, litigation costs or indemnification or other material expenses which are not currently anticipated obligations of the Funds.

Notes to the Financial Statements

February 29, 2024

7. INVESTMENT ADVISORY AND OTHER AGREEMENTS (cont.)

The Administrator, Transfer Agent, and Custodian

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), an indirect subsidiary of U.S. Bancorp, serves as the Fund’s fund accountant, administrator, and transfer agent pursuant to certain fund accounting servicing, fund administration servicing and transfer agent servicing agreements. U.S. Bank National Association, a subsidiary of U.S. Bancorp and parent company of Fund Services, intends to serve as the Fund’s custodian pursuant to a custody agreement.

The Marketing Agent

Foreside Fund Services, LLC (the “Marketing Agent”) serves as the Marketing Agent of the Funds. Its principal duties are: (i) to work with the Transfer Agent to review and approve orders placed by Authorized Participants and transmitted to the Transfer Agent; (ii) maintain copies of confirmations of Creation Unit creation and redemption order acceptances; (iii) maintain telephonic, facsimile and/or access to direct computer communications links with the Transfer Agent; and (iv) review and approve, prior to use, all Trust marketing materials for compliance with applicable SEC and FINRA advertising rules.

The Marketing Agent retains all marketing materials separately for the Funds, at their offices located at Three Canal Plaza, Suite 100 Portland, Maine 04101.

8. FAIR VALUE MEASUREMENTS

The Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The disclosure requirements establish a fair value hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs); and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the disclosure requirements hierarchy are as follows:

Level I	—	Quoted prices (unadjusted) in active markets for identical assets or liabilities that the reporting entity has the ability to access at the measurement date.
Level II	—

Inputs other than quoted prices included within Level I that are observable for the asset or liability, either directly or indirectly. Level II assets include the following: quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the asset or liability, and inputs that are derived principally from or corroborated by observable market data by correlation or other means (market-corroborated inputs).

Level III	—	Unobservable pricing input at the measurement date for the asset or liability. Unobservable inputs shall be used to measure fair value to the extent that observable inputs are not available.

In some instances, the inputs used to measure fair value might fall in different levels of the fair value hierarchy. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest input level that is significant to the fair value measurement in its entirety.

Fair value measurements also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly.

Notes to the Financial Statements

February 29, 2024

8. FAIR VALUE MEASUREMENTS (cont.)

The following table summarizes the valuation of investments on February 29, 2024 using the fair value hierarchy:

-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$3,926,077	$—	$—	$3,926,077
Total Investments	$3,926,077	$—	$—	$3,926,077

Other Financial Instruments:*
Short
Futures	$122,893	$—	$—	$122,893
Total Short	$122,893	$—	$—	$122,893

____________

*        The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

2x Bitcoin Strategy ETF (Consolidated)

	Level 1	Level 2	Level 3	Total
Investments:
Money Market Funds	$419,970,691	$—	$—	$419,970,691
Total Investments	$419,970,691	$—	$—	$419,970,691

Other Financial Instruments:*
Long
Futures	$64,740,975	$—	$—	$64,740,975
Total Long	$64,740,975	$—	$—	$64,740,975

____________

*        The fair value of the Fund’s investment represents the net unrealized appreciation (depreciation) as of February 29, 2024.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The Funds also follow authoritative accounting standards, which require additional disclosure regarding fair value measurements. Specifically, these standards require reporting entities to disclose a) the input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements, for Level 2 or Level 3 positions, b) transfers between all levels (including Level 1 and Level 2) on a gross basis (i.e. transfers out must be disclosed separately from transfers in) as well as the reason(s) for the transfers and c) purchases and sales on a gross basis in the Level 3 rollforward rather than as one net number. Additionally, reporting entities are required to disclose quantitative information about unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy.

9. VALUATION OF DERIVATIVE INSTRUMENTS

The Funds follow authoritative standards of accounting for derivative instruments, which establish disclosure requirements for derivative instruments. These standards improve financial reporting for derivative instruments by requiring enhanced disclosures that enable investors to understand how and why a fund uses derivative instruments, how derivative instruments are accounted for and how derivative instruments affect a fund’s financial position and results of operations.

Notes to the Financial Statements

February 29, 2024

9. VALUATION OF DERIVATIVE INSTRUMENTS (cont.)

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objective. For additional discussion on the risks associated with derivative instruments refer to Note 2. As of February 29, 2024, certain Funds were invested in futures contracts. On February 29, 2024, the fair values of derivative instruments, by primary risk, were as follows:

Future Contracts*	Asset Derivatives
Funds	Commodity Risk	Total
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$122,893	$122,893
2x Bitcoin Strategy ETF (Consolidated)	64,740,975	64,740,975
Future Contracts*	Liability Derivatives
Funds	Commodity Risk	Total
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$—	$—
2x Bitcoin Strategy ETF (Consolidated)	—	—

____________

*        Cumulative appreciation(depreciation) of futures contracts as reported in the Schedule of Investments.

Only current day’s variation margin, if any, is reported in the Statements of Assets and Liabilities.

Transactions in derivative instruments during the period ended February 29, 2024, by primary risk, were as follows:

		Net Realized Gain (Loss)(1)	Net Unrealized Appreciation (Depreciation)(2)
Funds		Commodity Risk	Commodity Risk
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	Future Contracts	$925,801	$122,893
2x Bitcoin Strategy ETF (Consolidated)	Future Contracts	213,206,130	64,740,975

____________

(1)      Statements of Operations location: Net realized gain (loss) on futures contracts.

(2)      Statements of Operations location: Change in net unrealized appreciation (depreciation) on futures contracts.

For the period ended February 29, 2024, the volume of the derivatives held by the Funds was as follows:

	Quarterly Average Gross Notional Amounts
Funds	Short Future Contracts	Long Future Contracts
-1x Short VIX Mid-Term Futures Strategy ETF (Consolidated)	$(11,369,061)	$—
2x Bitcoin Strategy ETF (Consolidated)	—	614,641,731

The Funds utilize this volume of derivatives in order to meet the investment objectives of each respective Fund.

10. PRINCIPAL RISKS

Correlation and Compounding Risk

The Funds do not seek to achieve their stated investment objective over a period of time greater than a single day (as measured from NAV calculation time to NAV calculation time). The return of a Fund for a period longer than a single day is the result of its return for each day compounded over the period and usually will differ in amount and possibly even direction from the inverse (-1x) or two times (2x) the return of the Fund’s benchmark for the period. A Fund will lose money if its benchmark performance is flat over time, and it is possible for a Fund to lose money over time even if the performance of its benchmark increases in the case of ZIVB (or decreases in the case of BITX),

Notes to the Financial Statements

February 29, 2024

10. PRINCIPAL RISKS (cont.)

as a result of daily rebalancing, the benchmark’s volatility, compounding, and other factors. Compounding is the cumulative effect of applying investment gains and losses and income to the principal amount invested over time. Gains or losses experienced over a given period will increase or reduce the principal amount invested from which the subsequent period’s returns are calculated. The effects of compounding will likely cause the performance of a Fund to differ from the Fund’s stated multiple times the return of its benchmark for the same period. The effect of compounding becomes more pronounced as benchmark volatility and holding period increase. The impact of compounding will impact each shareholder differently depending on the period of time an investment in a Fund is held and the volatility of the benchmark during the holding period of an investment in the Fund. Longer holding periods, higher benchmark volatility, inverse exposure, and greater leverage each affect the impact of compounding on a Fund’s returns. Daily compounding of a Fund’s investment returns can dramatically and adversely affect its longer-term performance during periods of high volatility. Volatility may be at least as important to a Fund’s return for a period as the return of the Fund’s underlying benchmark.

Each Fund uses leverage and should produce daily returns that are more volatile than that of its benchmark. For example, the daily return of ZIVB should be approximately two times as volatile on a daily basis as is the return of a fund with an objective of matching the same benchmark. The daily return of BITX is designed to return the inverse (-1x) of the return that would be expected of a fund with an objective of matching the same benchmark. The Funds are not appropriate for all investors and present significant risks not applicable to other types of funds. The Funds use leverage and are riskier than similarly benchmarked exchange-traded funds that do not use leverage. An investor should only consider an investment in a Fund if he or she understands the consequences of seeking daily leveraged or daily inverse investment results. Shareholders who invest in the Funds should actively manage and monitor their investments, as frequently as daily.

While the Funds seek to meet their investment objectives, there is no guarantee they will do so. Factors that may affect a Fund’s ability to meet its investment objective include: (1) the Sponsor’s ability to purchase and sell Financial Instruments in a manner that correlates to a Fund’s objective; (2) an imperfect correlation between the performance of Financial Instruments held by a Fund and the performance of the applicable benchmark; (3) bid-ask spreads on such Financial Instruments; (4) fees, expenses, transaction costs, financing costs associated with the use of Financial Instruments and commission costs; (5) holding or trading instruments in a market that has become illiquid or disrupted; (6) a Fund’s Share prices being rounded to the nearest cent and/or valuation methodology; (7) changes to a benchmark Index that are not disseminated in advance; (8) the need to conform a Fund’s portfolio holdings to comply with investment restrictions or policies or regulatory or tax law requirements; (9) early and unanticipated closings of the markets on which the holdings of a Fund trade, resulting in the inability of the Fund to execute intended portfolio transactions; (10) accounting standards; and (11) differences caused by a Fund obtaining exposure to only a representative sample of the components of a benchmark, over weighting or under weighting certain components of a benchmark or obtaining exposure to assets that are not included in a benchmark.

A number of factors may affect a Fund’s ability to achieve a high degree of correlation with its benchmark, and there can be no guarantee that a Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective. In order to achieve a high degree of correlation with their underlying benchmarks, the Funds seek to rebalance their portfolios daily to keep exposure consistent with their investment objectives. Being materially under- or over-exposed to the benchmark may prevent such Funds from achieving a high degree of correlation with such benchmark. Market disruptions or closure, large amounts of assets into or out of the Funds, regulatory restrictions, extreme market volatility, and other factors will adversely affect such Funds’ ability to adjust exposure to requisite levels. The target amount of portfolio exposure is impacted dynamically by the benchmarks’ movements during each day. Other things being equal, more significant movement in the value of its benchmark up or down will require more significant adjustments to a Fund’s portfolio. Because of this, it is unlikely that the Funds will be perfectly exposed (i.e., -1x, -2x, as applicable) to its benchmark at the end of each day, and the likelihood of being materially under- or over-exposed is higher on days when the benchmark levels are volatile near the close of the trading day.

Notes to the Financial Statements

February 29, 2024

10. PRINCIPAL RISKS (cont.)

Each Fund seeks to rebalance its portfolio on a daily basis. The time and manner in which a Fund rebalances its portfolio may vary from day to day depending upon market conditions and other circumstances at the discretion of the Sponsor. Unlike other funds that do not rebalance their portfolios as frequently, each Fund may be subject to increased trading costs associated with daily portfolio rebalancing to maintain appropriate exposure to the underlying benchmarks.

Counterparty Risk

Each Fund may use derivatives such as swap agreements and forward contracts (collectively referred to herein as “derivatives”) in the manner described herein to achieve their respective investment objectives. The use of derivatives by a Fund exposes the Fund to counterparty risks.

Regulatory Treatment

Derivatives are generally traded in OTC markets and have only recently become subject to comprehensive regulation in the United States. Cash- settled forwards are generally regulated as “swaps,” whereas physically settled forwards are generally not subject to regulation (in the case of commodities other than currencies) or subject to the federal securities laws (in the case of securities). Title VII of the Dodd-Frank Act (“Title VII”) created a regulatory regime for derivatives, with the CFTC responsible for the regulation of swaps and the SEC responsible for the regulation of “security-based swaps.” The SEC requirements have largely yet to be made effective, but the CFTC requirements are largely in place. The CFTC requirements have included rules for some of the types of transactions in which the Funds will engage, including mandatory clearing and exchange trading, reporting, and margin for OTC swaps. Title VII also created new categories of regulated market participants, such as “swap dealers,” “security- based swap dealers,” “major swap participants,” and “major security-based swap participants” who are, or will be, subject to significant new capital, registration, recordkeeping, reporting, disclosure, business conduct and other regulatory requirements. The regulatory requirements under Title VII continue to be developed and there may be further modifications that could materially and adversely impact the Funds, the markets in which a Fund trades and the counterparties with which the Fund engages in transactions.

As noted, the CFTC rules may not apply to all the swap agreements and forward contracts entered by the Funds. Investors, therefore, may not receive the protection of CFTC regulation or the statutory scheme of the Commodity Exchange Act (the “CEA”) in connection with each Fund’s swap agreements or forward contracts. The lack of regulation in these markets could expose investors to significant losses under certain circumstances, including in the event of trading abuses or financial failure by participants.

Counterparty Credit Risk

The Funds will be subject to the credit risk of the counterparties to the derivatives. In the case of cleared derivatives, the Funds will have credit risk to the clearing corporation in a similar manner as the Funds would for futures contracts. In the case of OTC derivatives, the Funds will be subject to the credit risk of the counterparty to the transaction — typically a single bank or financial institution. As a result, a Fund is subject to increased credit risk with respect to the amount it expects to receive from counterparties to OTC derivatives entered as part of that Fund’s principal investment strategy. If a counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, a Fund could suffer significant losses on these contracts and the value of an investor’s investment in a Fund may decline.

The Funds have sought to mitigate these risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, subject to certain minimum thresholds. However, there are no limitations on the percentage of assets each Fund may invest in swap agreements or forward contracts with a particular counterparty. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to counterparty risk as described above, including possible delays in recovering amounts because of bankruptcy proceedings. The Funds typically enter into transactions only with major global financial institutions.

Notes to the Financial Statements

February 29, 2024

10. PRINCIPAL RISKS (cont.)

OTC derivatives of the type that may be utilized by the Funds are generally less liquid than futures contracts because they are not traded on an exchange, do not have uniform terms and conditions, and are generally entered into based upon the creditworthiness of the parties and the availability of credit support, such as collateral, and in general, are not transferable without the consent of the counterparty. These agreements contain various conditions, events of default, termination events, covenants, and representations. The triggering of certain events or the default on certain terms of the agreement could allow a party to terminate a transaction under the agreement and request immediate payment in an amount equal to the net positions owed to the party under the agreement. For example, if the level of the Fund’s benchmark has a dramatic intraday move that would cause a material decline in the Fund’s NAV, the terms of the swap may permit the counterparty to immediately close out the transaction with the Fund. In that event, it may not be possible for the Fund to enter into another swap or to invest in other Financial Instruments necessary to achieve the desired exposure consistent with the Fund’s objective. This, in turn, may prevent the Fund from achieving its investment objective, particularly if the level of the Fund’s benchmark reverses all or part of its intraday move by the end of the day.

In addition, cleared derivatives benefit from daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. To the extent the Fund enters into cleared swap transactions, the Fund will deposit collateral with a FCM in cleared swaps customer accounts, which are required by CFTC regulations to be separate from its proprietary collateral posted for cleared swaps transactions. Cleared swap customer collateral is subject to regulations that closely parallel the regulations governing customer segregated funds for futures transactions but provide certain additional protections to cleared swaps collateral in the event of a clearing broker or clearing broker customer default. For example, in the event of a default of both the clearing broker and a customer of the clearing broker, a clearing house is only permitted to access the cleared swaps collateral in the legally separate (but operationally comingled) account of the defaulting cleared swap customer of the clearing broker, as opposed to the treatment of customer segregated funds, under which the clearing house may access all of the commingled customer segregated funds of a defaulting clearing broker. Derivatives entered into directly between two counterparties do not necessarily benefit from such protections, particularly if entered into with an entity that is not registered as a “swap dealer” with the CFTC. This exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss.

The Sponsor regularly reviews the performance of its counterparties for, among other things, creditworthiness, and execution quality. In addition, the Sponsor periodically considers the addition of new counterparties and the counterparties used by a Fund may change at any time. Each day, the Funds disclose their portfolio holdings as of the prior Business Day. Each Fund’s portfolio holdings identifies its counterparties, as applicable. This portfolio holdings information may be accessed through the web on the Sponsor’s website at www.volatilityshares.com.

Each counterparty and/or any of its affiliates may be an Authorized Participant or shareholder of a Fund, subject to applicable law.

The counterparty risk for cleared derivatives transactions is generally lower than for OTC derivatives. Once a transaction is cleared, the clearing organization is substituted and is a Fund’s counterparty on the derivative. The clearing organization guarantees the performance of the other side of the derivative. Nevertheless, some risk remains, as there is no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund.

Leverage Risk

The Funds may utilize leverage in seeking to achieve their respective investment objectives and will lose more money in market environments adverse to their respective daily investment objectives than funds that do not employ leverage. The use of leveraged and/or inverse leveraged positions increases the risk of total loss of an investor’s investment, even over periods as short as a single day.

For example, because BITX includes a two times (2x) multiplier, a single-day movement in the relevant benchmark approaching 50% at any point in the day could result in the total loss or almost total loss of an investor’s investment if that movement is contrary to the investment objective of the Fund in which an investor has invested, even if such

Notes to the Financial Statements

February 29, 2024

10. PRINCIPAL RISKS (cont.)

Fund’s benchmark subsequently moves in an opposite direction, eliminating all or a portion of the movement. This would be the case with downward single-day or intraday movements in the underlying benchmark of a Fund or upward single-day or intraday movements in the benchmark of a Fund, even if the underlying benchmark maintains a level greater than zero at all times.

Liquidity Risk

Financial Instruments cannot always be liquidated at the desired price. It is difficult to execute a trade at a specific price when there is a relatively small volume of buy and sell orders in a market. A market disruption can also make it difficult to liquidate a position, find a swap, or forward contract counterparty at a reasonable cost. Market illiquidity may cause losses for the Funds. The large size of the positions which the Funds may acquire increases the risk of illiquidity by both making their positions more difficult to liquidate and increasing the losses incurred while trying to do so. Any type of disruption or illiquidity will potentially be exacerbated because the Funds will typically invest in Financial Instruments related to one benchmark, which in many cases is highly concentrated.

“Contango” and “Backwardation” Risk

The Funds typically hold futures contracts. As the futures contracts near expiration, they are generally replaced by contracts that have a later expiration. Thus, for example, a contract purchased and held in November 2019 may specify a January 2020 expiration. As that contract nears expiration, it may be replaced by selling the January 2020 contract and purchasing the contract expiring in March 2020. This process is referred to as “rolling.” Rolling may have a positive or negative impact on performance. For example, historically, the prices of certain types of futures contracts have frequently been higher for contracts with shorter-term expirations than for contracts with longer-term expirations, which is referred to as “backwardation.” In these circumstances, absent other factors, the sale of the January 2020 contract would take place at a price that is higher than the price at which the March 2020 contract is purchased, thereby creating a gain in connection with rolling. While certain types of futures contracts have historically exhibited consistent periods of backwardation, backwardation will likely not always exist in these markets.

Since the introduction of VIX futures contracts, there have frequently been periods where VIX futures prices reflect higher expected volatility levels further out in time. This can result in a loss from “rolling” the VIX futures to maintain the constant weighted average maturity of the applicable Fund benchmark. Losses from exchanging a lower priced VIX future for a higher priced longer-term future in the rolling process could adversely affect the value of a Fund and, accordingly, decrease the return of a Fund.

Natural Disaster/Epidemic Risk

Natural or environmental disasters, such as earthquakes, fires, floods, hurricanes, tsunamis and other severe weather-related phenomena generally, and widespread disease, including pandemics and epidemics (for example, the novel coronavirus COVID-19), have been and can be highly disruptive to economies and markets and have recently led, and may continue to lead, to increased market volatility and significant market losses. Such natural disaster and health crises could exacerbate political, social, and economic risks previously mentioned, and result in significant breakdowns, delays, shutdowns, social isolation, and other disruptions to important global, local, and regional supply chains affected, with potential corresponding results on the operating performance of the Funds and their investments. A climate of uncertainty and panic, including the contagion of infectious viruses or diseases, may adversely affect global, regional, and local economies and reduce the availability of potential investment opportunities, and increases the difficulty of performing due diligence and modeling market conditions, potentially reducing the accuracy of financial projections. Under these circumstances, the Funds may have difficulty achieving their investment objectives which may adversely impact performance. Further, such events can be highly disruptive to economies and markets, significantly disrupt the operations of individual companies (including, but not limited to, the Funds’ Sponsor and third party service providers), sectors, industries, markets, securities and commodity exchanges, currencies, interest and inflation rates, credit ratings, investor sentiment, and other factors affecting the value of the Funds’ investments. These factors can cause substantial market volatility, exchange trading suspensions and closures and can impact the ability of

Notes to the Financial Statements

February 29, 2024

10. PRINCIPAL RISKS (cont.)

the Funds to complete redemptions and otherwise affect Fund performance and Fund trading in the secondary market. A widespread crisis may also affect the global economy in ways that cannot necessarily be foreseen at the current time. How long such events will last and whether they will continue or recur cannot be predicted. Impacts from these events could have significant impact on a Fund’s performance, resulting in losses to your investment.

Risk that Current Assumptions and Expectations Could Become Outdated as a Result of Global Economic Shocks

The onset of the novel coronavirus (COVID-19) has caused significant shocks to global financial markets and economies, with many governments taking extreme actions to slow and contain the spread of COVID-19. These actions have had, and likely will continue to have, a severe economic impact on global economies as economic activity in some instances has essentially ceased. Financial markets across the globe are experiencing severe distress at least equal to what was experienced during the global financial crisis in 2008. In March 2020, U.S. equity markets entered a bear market in the fastest such move in the history of U.S. financial markets. Contemporaneous with the onset of the COVID-19 pandemic in the US, oil experienced shocks to supply and demand, impacting the price and volatility of oil. The global economic shocks being experienced as of the date hereof may cause the underlying assumptions and expectations of the Funds to become outdated quickly or inaccurate, resulting in significant losses.

11. SUBSEQUENT EVENTS

For -1x Short VIX Mid-Term Futures ETF the following distributions were paid. On March 25, 2024 an income dividend of $0.4850 was declared payable on April 1, 2024 to shareholders of record on March 27, 2024. Also, on April 24, 2024, an income dividend of $0.4850 per share was declared payable on April 30, 2024 to shareholders of record on April 26, 2024.

Management has evaluated the possibility of subsequent events existing in the Trust’s and the Funds’ financial statements through the date the financial statements were issued. Management has determined that there are no material events that would require disclosure in the Trust’s or the Funds’ financial statements through this date, except as noted above.

Report of Independent Registered Public Accounting Firm

To the Shareholders of Volatility Shares ETFs and
the Board of Trustees of
Volatility Shares Trust

Opinion on the Financial Statements

We have audited the accompanying consolidated statements of assets and liabilities of -1X Short VIX Mid-Term Futures Strategy ETF and 2X Bitcoin Strategy ETF, each a series of Volatility Shares Trust (the “Trust”), including the consolidated schedules of investments, as of February 29, 2024, the related consolidated statements of operations, the consolidated statements of changes in net assets, and the consolidated financial highlights for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the consolidated financial position of the Funds as of February 29, 2024, the consolidated results of their operations, the consolidated changes in their net assets and their consolidated financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Individual Funds	Consolidated statements of operations	Consolidated statements of changes in net assets	Consolidated financial highlights
-1X Short VIX Mid-Term Futures Strategy ETF	For the period April 19, 2023 (commencement of operations) through February 29, 2024	For the period April 19, 2023 (commencement of operations) through February 29, 2024	For the period April 19, 2023 (commencement of operations) through February 29, 2024
2X Bitcoin Strategy ETF	For the period June 27, 2023 (commencement of operations) through February 29, 2024	For the period June 27, 2023 (commencement of operations) through February 29, 2024	For the period June 27, 2023 (commencement of operations) through February 29, 2024

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 2024.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of the Funds’ internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of February 29, 2024 by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania April 29, 2024

TAX INFORMATION (Unaudited)

For the fiscal year ended February 29, 2024, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs & Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

1x Short VIX Mid-Term Futures ETF	0.00%
2x Bitcoin Strategy ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended February 29, 2024 was as follows:

1x Short VIX Mid-Term Futures ETF	0.00%
2x Bitcoin Strategy ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows (unaudited).

1x Short VIX Mid-Term Futures ETF	0.00%
2x Bitcoin Strategy ETF	0.00%

Trustees and Officers (Unaudited)

February 29, 2024

The business affairs of the Funds are managed by or under the direction of the Board of Trustees. Information pertaining to the Trustees and Officers of the Funds is set below. The report includes additional information about the Funds’ Trustees and Officers and is available without charge, upon request by calling (866) 261-0273.

NAME, ADDRESS AND YEAR OF BIRTH	POSITION AND OFFICES WITH TRUST	TERM OF OFFICE AND YEAR FIRST ELECTED OR APPOINTED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE VOLATILITY SHARES FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS OR DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Independent Trustees
Stephen Yu 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1985	Trustee; Chairman of the Board	• Indefinite Term • Since Inception	Director/Senior Director, Discover Financial Services (2018 – Present); Senior Manager, Discover Financial Services (2017 – 2018)	2	None
Anthony Ward 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1975	Trustee	• Indefinite Term • Since Inception	Managing Director — Head of Counterparty Credit Risk IB, Credit Suisse (2021 – Present); Managing Director — Dublin Branch Chief Risk Officer, Credit Suisse (2019 – 2021); Director — Global Markets Equities CRO/US Equities CRO, Credit Suisse (2015 – 2019).	2	None
Anthony Homsey 2000 PGA Blvd, Suite 4440, Palm Beach Gardens, FL 33408 Year of Birth: 1986	Trustee	• Indefinite Term • Since Inception	Vice President — Insurance Partnerships, QuinStreet (2022 – Present); Senior Director — Strategic Partnerships, QuinStreet (2021 – 2022); Assistant Vice President — Digital Media, MAPFRE Insurance (2018 – 2021; Digital Media Director, Travelers Insurance (2016 – 2018).	2	None
Interested Trustee[1] and Officers of the Trust
Justin Young 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1986	Interested Trustee, President, and Chief Executive Officer (Principal Executive Officer)	• Indefinite Term • Since Inception	Managing Partner of Invest In Vol LLC (2017 – Present)	2	None

Trustee and Officers (Unaudited) (Cont.)

NAME, ADDRESS AND YEAR OF BIRTH	POSITION AND OFFICES WITH TRUST	TERM OF OFFICE AND YEAR FIRST ELECTED OR APPOINTED	PRINCIPAL OCCUPATIONS DURING PAST 5 YEARS	NUMBER OF PORTFOLIOS IN THE VOLATILITY SHARES FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER TRUSTEESHIPS OR DIRECTORSHIPS HELD BY TRUSTEE DURING THE PAST 5 YEARS
Chang Kim 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1984	Chief Compliance Officer, Treasurer (Principal Financial Officer and Principal Accounting Officer) and AML Compliance Officer	• Indefinite Term • Since Inception	Chief Investment Officer of Invest In Vol LLC (2022 – Present); CEO of The Library Shop, Inc. (2021 – 2021); Portfolio Manager and COO at Global X Management Company LLC (2009 – 2020)	N/A	None
Stuart Barton 2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408 Year of Birth: 1973	Vice President and Secretary	• Indefinite Term • Since Inception	Managing Partner of Invest In Vol LLC (2017 – Present)	N/A	None

VOLATILITY SHARES TRUST ETF

2000 PGA Blvd, Suite 4440 Palm Beach Gardens, FL 33408

www.volatilityshares.com

INVESTMENT ADVISERS

Volatility Shares LLC

2000 PGA Blvd, Suite 4440,

Palm Beach Gardens,

Florida 33408.

INVESTMENT SUB-ADVISER

Penserra Capital Management LLC

4 Orinda Way, Suite 100-A,

Orinda, California 94563

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

U.S. Bancorp Fund Services, LLC

P.O. Box 1993

Milwaukee, WI 53201-1993

CUSTODIAN

U.S. Bank, N.A.

Custody Operations

1555 River Center Drive, Suite 302

Milwaukee, WI 53212

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP

50 South 16th Street, Suite 2900

Philadelphia, PA 19102

DISTRIBUTOR

Foreside Fund Services, LLC

Three Canal Plaza, Suite 100,

Portland, ME 04101

www.foreside.com

The Trust’s Proxy Voting Policies are available
without charge by calling 1-(866) 261-0273, or by
accessing the SEC’s website, at www.sec.gov.

The actual voting records relating to portfolio
securities during the most recent period ended
June 30 is available without charge by calling
1-(866) 261-0273 or by accessing the SEC’s website
at www.sec.gov.

The Trust files complete schedule of portfolio
holdings with the SEC for its first and third fiscal
quarters on Part F of Form N-PORT. The Funds’ Part F
of Form N-PORT is available on the SEC’s website at
www.sec.gov.

This report has been prepared for shareholders and
may be distributed to others only if preceded or
accompanied by a current prospectus.

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee. Anthony Ward, is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/29/2024	FYE 2/29/2023*
( a ) Audit Fees	$12,500	—
( b ) Audit-Related Fees	—	—
( c ) Tax Fees	2,500	—
( d ) All Other Fees	—	—

*-1x Short VIX Mid-Term Futures Strategy ETF commenced operations 4/19/2023 and 2x Bitcoin Strategy ETF commenced operations 6/27/2023.

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller & Baker LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/29/2024	FYE 2/29/2023*
Audit-Related Fees	0%	—
Tax Fees	0%	—
All Other Fees	0%	—

*-1x Short VIX Mid-Term Futures Strategy ETF commenced operations 4/19/2023 and 2x Bitcoin Strategy ETF commenced operations 6/27/2023.

All of the principal accountant’s hours spent on auditing the Registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 2/29/2024	FYE 2/29/2023*
Registrant	—	—
Registrant’s Investment Adviser	—	—

*-1x Short VIX Mid-Term Futures Strategy ETF commenced operations 4/19/2023 and 2x Bitcoin Strategy ETF commenced operations 6/27/2023.

The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Stephen Yu, Anthony Ward and Anthony Homsey.

Item 6. Investments.

(a) Schedules of Investments are included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President and Chief Executive Officer (Principal Executive Officer) and Treasurer (Principal Financial Officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Volatility Shares Trust

By (Signature and Title)	/s/ Justin Young
Justin Young
Principal Executive Officer

Date	May 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Justin Young
Justin Young
Principal Executive Officer

Date	May 7, 2024

By (Signature and Title)	/s/ Chang Kim
Chang Kim
Principal Financial Officer

Date	May 7, 2024